S000024246 [Member] Expense Example - Putnam Focused Equity Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,817
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	1,951
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,600
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,025
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 882